CONDENSED BALANCE SHEET - USD ($)	Mar. 31, 2021	Jan. 14, 2021	Jan. 12, 2021	Dec. 31, 2020	Jul. 31, 2020
Current Assets
Cash	$ 392,903	$ 7,500,000		$ 24,764
Prepaid expenses	128,219
Total Current Assets	521,122			24,764
Deferred offering costs	0			61,894
Marketable securities held in Trust Account	57,503,797
Total Assets	58,024,919			86,658
Current Liabilities
Accrued expenses	68,333			1,450
Promissory note - related party				61,894
Total Current Liabilities	68,333			63,344
Deferred underwriting fee payable	2,012,500		$ 1,750,000	1,725,000
Total Liabilities	2,080,833			63,344
Commitments
Common stock subject to possible redemption 5,094,072 shares at redemption value at March 31, 2021	50,944,084		43,854,220
Stockholders' Equity
Common stock, $0.0001 par value; 30,000,000 shares authorized, and 2,463,428 and 1,437,500 shares issued and outstanding as of March 31, 2021 and December 31, 2020 (excluding 5,094,072 and 0 shares subject to possible redemption at March 31, 2021 and December 31, 2020), respectively	246		241	144
Additional paid in capital	5,149,077		$ 5,001,446	24,856
Accumulated deficit	(149,321)			(1,686)
Total Stockholders' Equity	5,000,002			23,314	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 58,024,919			$ 86,658